Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
9. Leases
The Company determines if an arrangement is or contains a lease at contract inception.
Right of Use (“ROU”) assets represent the Company’s right to use an underlying asset over the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. The ROU asset also includes prepaid lease payments and initial direct costs and is reduced for lease incentives paid by the lessor. The discount rate used to determine the present value is generally
H-D’s
incremental borrowing rate, as allowed under GAAP for subsidiaries, because the implicit rate in the lease is not readily determinable. The lease term used to calculate the ROU asset and lease liabilities includes periods covered by options to extend or terminate when the Company is reasonably certain the lease term will include these optional periods.
In accordance with ASC Topic 842,
Leases
, (“ASC 842”) the Company elected the short-term lease practical expedient that allows entities to recognize lease payments on a straight-line basis over the lease term for leases with a term of 12 months or less. The Company has also elected the practical expedient under ASC 842 allowing entities to not separate non-lease
components from lease components, but instead account for such components as a single lease component for all leases except leases involving assets used in manufacturing and distribution processes.
The Company has operating lease arrangements for real estate. The Company’s leases have a remaining lease term of 1 to 5 years. The Company’s leases do not contain any material residual value guarantees or material restrictive covenants.
Balance sheet information related to the Company’s leases at December 31, was as follows (in thousands):

	2022	2021
Assets:
Lease assets	$3,128	$3,471
Liabilities:
Current portion of lease liabilities	$1,312	$1,146
Long-term portion of lease liabilities	1,913	2,423

Total lease liabilities	$3,225	$3,569

The following table presents the components of lease costs as of December 31, (in thousands):

Lease Cost	2022	2021	2020
Operating lease cost	$1,300	$1,008	$817
Short-term lease cost	37	291	156
Variable lease cost	143	141	130

Net lease cost	$1,480	$1,440	$1,103

Future maturities of the Company’s operating lease liabilities as of December 31, 2022 were as follows (in thousands):

Future lease payments:
2023	$1,373
2024	1,160
2025	446
2026	277
2027	97
Thereafter	—

3,353
Present value discount	(128)

Lease liabilities	$3,225

Other lease information surrounding the Company’s operating leases as of December 31, was as follows (dollars in thousands):

	2022	2021	2020
Cash outflows for amounts included in the measurement of lease liabilities	$1,300	$924	$819
ROU assets obtained in exchange for lease obligations	$910	$3,940	$—
Lease modifications	$—	$—	$(83)
Weighted-average remaining lease term (in years)	2.80	3.26	0.74
Weighted-average discount rate	2.35%	1.29%	3.66%